Basic and diluted net income per share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Nov. 21, 2012
Convertible Bonds [Member]
Additional Information
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	72,267,200	57,219,783
Class A common shares [Member]
Additional Information
Number of common shares represented by each ADS	20		20